Property and Equipment (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 636	$ 529	$ 2,306	$ 2,225